Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2025
Financial Instruments [Abstract]
Schedule of Financial Instruments

Accounting classification and fair values

As of December 31, 2025	Note	Amortized cost		Fair value through profit or loss	Fair value hierarchy level

Financial assets -
Trade account receivables, net	6	Ps.	1,181,447	-
Total			1,181,447	-
Financial liabilities -
Accounts payable to suppliers			1,793,744	-
Lease liability	13		356,705	-
Long term debt and borrowings	15		4,107,654	-
Derivative financial instruments	18		-	26,238	2

Total		Ps.	6,258,103	26,238

As of December 31, 2024	Note	Amortized cost		Fair value through profit or loss	Fair value hierarchy level

Financial assets -
Trade account receivables, net	6	Ps.	1,133,093	-
Accounts receivable from related parties	23		250	-
Derivative financial instruments	18		-	108,846	2
Total			1,133,343	108,846
Financial liabilities -
Accounts payable to suppliers			2,156,715	-
Accounts payable to related parties	23		1,237	-
Lease liability	13		344,595	-
Long term debt and borrowings	15		4,824,943	-

Total		Ps.	7,327,490	-

As of December 31, 2023	Note	Amortized cost		Fair value through profit or loss	Fair value hierarchy level

Financial assets -
Trade account receivables, net	6	Ps.	1,072,455	-
Accounts receivable from related parties	23		104	-
Total			1,072,559	-
Financial liabilities -
Accounts payable to suppliers			1,790,026	-
Lease liability	13		388,721	-
Long term debt and borrowings	15		5,131,422	-
Derivative financial instruments	18		-	47,920	2

Total		Ps.	7,310,169	47,920

Schedule of Instruments Used to Manage Currency Risk	The following table gives information about how the fair values of these derivative financial instruments are determined (in particular, the valuation technique(s) and inputs used).
Derivative financial instruments	Valuation technique(s) and key input(s)	Significant unobservable input(s)	Relationship and sensitivity of unobservable inputs to fair value
Foreign currency forward contracts (see note 18)	Discounted cash flows.
	Future cash flows are estimated based on forward exchange rates (from observable forward exchange rates at the end of the reporting period) and contract forward rates, discounted at a rate that reflects the credit risk of various counterparties.	N/A	N/A
Exchange rate options.	The Black-Scholes model is used to value options, which is a standard methodology widely used in financial markets. It is used to estimate the fair value of an option taking into account variables such as the current exchange rate price, the implied volatility in the market, maturity and the risk-free rate.	N/A	N/A

Schedule of Financial Assets and Financial Liabilities at the Reporting Date

The carrying amounts of financial assets and liabilities denominated in foreign currencies (U.S. dollars “US$” and EU euro “€”) as of the reporting date are as follows:

	2025		2024		2023
	US$	€$	US$	€$	US$	€$

Assets	20,850	82	14,907	52	13,324	2
Liabilities	(36,252)	(71)	(41,658)	(129)	(35,186)	(43)

Net position	(15,402)	11	(26,751)	(77)	(21,862)	(41)
Closing exchange rate of the year	17,9667	21.1469	20.2683	21.5241	16.8935	18.6896

Schedule of Instruments Used to Manage Currency Risk

Instruments used to manage currency risk

Hedged relationship	Instrument	Hedging type	Hedged item	Hedged risk	Notional (US$ thousands	Book value Asset/(liability) Ps.	Maturity	Hedge ratio	Main sources of ineffectiveness
Forecasted Inventory Purchase in USD	Forwards USD/MXN	Cash flow hedge	Highly probable forecasted purchases of inventory	Exchange rate variability USD/MXN	27,120	(24,284)	Weekly, until May 2026	1 to 1	Differences between notional hedged and real volume, time of occurrence of the hedged item, credit risk, time value treatment
Forecasted Inventory Purchase in USD	Options USD/MXN	Cash flow hedge	Highly probable forecasted purchases of inventory	Exchange rate variability USD/MXN	5,000	(1,954)	Weekly, until May 2026	1 to 1	Differences between notional hedged and real volume, time of occurrence of the hedged item, credit risk, time value treatment

Schedule of Net Income	2025 2024 2023 Net income Ps. 27,649 54,385 37,009
Schedule of Bank Credit Lines and Long term Debt

The Group has access to financing facilities as described below. The Group expects to meet its other obligations from operating cash flows and proceeds of maturing financial assets.

Bank credit lines and long-term debt	2025		2024	2023

Amount used	Ps.	4,054,474	4,771,474	5,063,974
Amount not used		982,000	1,180,000	1,980,000

Total credit lines and long-term debt	Ps.	5,036,474	5,951,474	7,043,974